INCOME TAXES (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2016 USD ($)	Jan. 31, 2014	Dec. 31, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Operating Loss Carryforwards [Line Items]
Corporate tax rate in effect				24.00%	24.00%	25.00%	26.50%
Operating loss carry-forwards				$ 41,643
Capital tax losses				390
Tax exempt profits				14,669
Income tax liability that would have been incurred if the Company's retained tax-exempt income is distributed				3,601
Excess tax benefits related to share based compensation
Foreign tax rate				4.00%	4.00%
Consolidated revenue threshhold for technological preferred enterprise taxation | ₪					₪ 10,000,000
Percentage of annual income derived from exports				25.00%	25.00%
Capital gains tax rate				12.00%	12.00%
Purchase of intangible assets from foreign resident | ₪					₪ 200,000
Withholding tax rate				20.00%	20.00%
Decrease in deferred tax assets				$ 6,500
Undistributed earnings				23,787
Interest expense related to uncertain tax positions				56		$ 18	$ 5
Total accrual for interest	$ 47			$ 103		$ 47
Approved enterprise [Member]
Operating Loss Carryforwards [Line Items]
Tax benefits under the Law for the Encouragement of Capital Investments, 1959				The Company has been granted "Approved Enterprise" Status, under the above Law. The Company has elected the alternative benefits program, waiver of grants in return for tax exemptions. Pursuant thereto, the income of the Company derived from the "Approved Enterprise" program is tax-exempt for two years and will enjoy a reduced tax rate of 10%-25% for up to a total of eight years (subject to an adjustment based upon the foreign investors' ownership of the Company).	The Company has been granted "Approved Enterprise" Status, under the above Law. The Company has elected the alternative benefits program, waiver of grants in return for tax exemptions. Pursuant thereto, the income of the Company derived from the "Approved Enterprise" program is tax-exempt for two years and will enjoy a reduced tax rate of 10%-25% for up to a total of eight years (subject to an adjustment based upon the foreign investors' ownership of the Company).
Subsequent Event [Member]
Operating Loss Carryforwards [Line Items]
Reduced tax rate			23.00%
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Corporate tax rate in effect		24.00%
Reduced tax rate				25.00%	25.00%
Israel [Member]
Operating Loss Carryforwards [Line Items]
Corporate tax rate in effect				12.00%	12.00%
Operating loss carry-forwards				$ 2,936
Capital tax losses				390
U.S. [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry-forwards				$ 38,707
Operating loss carry-forwards, expiration term				20 years	20 years
Other areas [Member]
Operating Loss Carryforwards [Line Items]
Effective tax rate	16.00%
Minimum [Member] | Approved enterprise [Member]
Operating Loss Carryforwards [Line Items]
Reduced tax rate				10.00%	10.00%
Minimum [Member] | TCJA [Member]
Operating Loss Carryforwards [Line Items]
Reduced tax rate				21.00%	21.00%
Maximum [Member] | Approved enterprise [Member]
Operating Loss Carryforwards [Line Items]
Reduced tax rate				25.00%	25.00%
Maximum [Member] | TCJA [Member]
Operating Loss Carryforwards [Line Items]
Reduced tax rate				35.00%	35.00%